UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE CORE FUND

FORM N-Q

MARCH 31, 2018

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 45.5%
CONSUMER DISCRETIONARY - 3.1%
Media - 3.1%
Discovery Communications Inc., Class C Shares	14,700	$286,944	*
Time Warner Inc.	63,800	6,034,204
Tribune Media Co., Class A Shares	86,500	3,504,115

TOTAL CONSUMER DISCRETIONARY		9,825,263

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Blue Buffalo Pet Products Inc.	82,100	3,268,401	*
Bunge Ltd.	22,900	1,693,226

TOTAL CONSUMER STAPLES		4,961,627

ENERGY - 6.0%
Energy Equipment & Services - 0.5%
Ocean Rig UDW Inc.	64,000	1,614,720	*

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	26,700	1,612,947
Cimarex Energy Co.	17,600	1,645,600
Continental Resources Inc.	31,900	1,880,505	*
Devon Energy Corp.	50,200	1,595,858
EQT Corp.	70,006	3,325,985
Gulfport Energy Corp.	225,900	2,179,935	*
Marathon Oil Corp.	109,400	1,764,622
Newfield Exploration Co.	67,200	1,641,024	*
Noble Energy Inc.	53,600	1,624,080

Total Oil, Gas & Consumable Fuels		17,270,556

TOTAL ENERGY		18,885,276

FINANCIALS - 17.3%
Banks - 6.7%
Bank of the Ozarks Inc.	9,300	448,911
Banner Corp.	8,500	471,665
BB&T Corp.	26,700	1,389,468
Comerica Inc.	17,900	1,717,147
Eagle Bancorp Inc.	7,800	466,830	*
FB Financial Corp.	11,700	474,903	*
First Republic Bank	18,300	1,694,763
Great Southern Bancorp Inc.	9,500	474,525
Hanmi Financial Corp.	15,400	473,550
Hope Bancorp Inc.	25,500	463,845
Huntington Bancshares Inc.	109,800	1,657,980
KeyCorp	82,400	1,610,920
M&T Bank Corp.	9,100	1,677,676
Mercantile Bank Corp.	13,800	458,850
Pacific Premier Bancorp Inc.	10,900	438,180	*
Preferred Bank	7,400	475,080
Regions Financial Corp.	76,500	1,421,370
Renasant Corp.	10,900	463,904
Southern National Bancorp of Virginia Inc.	30,200	478,368
SunTrust Banks Inc.	24,900	1,694,196
TCF Financial Corp.	20,900	476,729
Triumph Bancorp Inc.	11,100	457,320	*
Zions Bancorp	32,000	1,687,360

Total Banks		21,073,540

Capital Markets - 3.0%
Apollo Global Management LLC, Class A Shares	76,200	2,257,044
Carlyle Group LP	111,300	2,376,255
KKR & Co. LP	119,500	2,425,850
Oaktree Capital Group LLC	59,900	2,372,040

Total Capital Markets		9,431,189

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - 7.3%
Apollo Commercial Real Estate Finance Inc.	138,500	$2,490,230
Blackstone Mortgage Trust Inc., Class A Shares	80,600	2,532,452
Chimera Investment Corp.	144,175	2,510,087
Granite Point Mortgage Trust Inc.	146,458	2,422,415
MFA Financial Inc.	338,400	2,548,152
New Residential Investment Corp.	152,500	2,508,625
Pennymac Mortgage Investment Trust	143,300	2,583,699
Redwood Trust Inc.	167,700	2,594,319
Starwood Property Trust Inc.	120,229	2,518,798

Total Mortgage Real Estate Investment (REITs)		22,708,777

Thrifts & Mortgage Finance - 0.3%
BofI Holding Inc.	12,100	490,413	*
Northwest Bancshares Inc.	28,600	473,616

Total Thrifts & Mortgage Finance		964,029

TOTAL FINANCIALS		54,177,535

HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
Aetna Inc.	40,100	6,776,900

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.2%
Orbital ATK Inc.	52,100	6,908,981

Airlines - 6.1%
American Airlines Group Inc.	92,800	4,821,888
Delta Air Lines Inc.	86,400	4,735,584
Southwest Airlines Co.	83,900	4,805,792
United Continental Holdings Inc.	68,300	4,744,801	*

Total Airlines		19,108,065

TOTAL INDUSTRIALS		26,017,046

INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment, Instruments & Components - 1.0%
Orbotech Ltd.	50,600	3,146,308	*

Internet Software & Services - 0.5%
Amber Road Inc.	186,500	1,659,850	*

Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV	63,700	7,452,900	*

TOTAL INFORMATION TECHNOLOGY		12,259,058

MATERIALS - 3.1%
Chemicals - 3.1%
Monsanto Co.	83,800	9,778,622

TOTAL COMMON STOCKS (Cost - $143,030,131)		142,681,327

DESCRIPTION
INVESTMENTS IN UNDERLYING FUNDS - 16.4%
Global X MSCI Greece ETF	814,200	7,897,740
iShares, Inc. - iShares MSCI Europe Financials ETF	279,700	6,461,070
iShares, Inc. - iShares MSCI Japan Small-Cap ETF	83,900	6,870,571
Pershing Square Holdings Ltd.	371,597	4,516,001	*(a)
SPDR Gold Trust - SPDR Gold Shares	150,092	18,880,073	*
WisdomTree Europe Hedged Equity Fund	107,600	6,748,672

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $51,782,015)		51,374,127

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 8.5%
Energy - 7.8%
Antero Midstream Partners LP	118,200	$3,060,198
Enable Midstream Partners LP	109,700	1,505,084
EQT Midstream Partners LP	40,000	2,361,200
Hess Midstream Partners LP	151,000	2,875,040
MPLX LP	84,300	2,785,272
Rice Midstream Partners LP	210,900	3,817,290
Shell Midstream Partners LP	117,600	2,475,480
Valero Energy Partners LP	77,526	2,746,746
Western Gas Partners LP	63,100	2,692,477

Total Energy		24,318,787

Financials - 0.7%
Blackstone Group LP	73,900	2,361,105

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $29,505,927)		26,679,892

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,318,073)		220,735,346

	RATE	SHARES
SHORT-TERM INVESTMENTS - 18.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $59,084,483)	1.615%	59,084,483	59,084,483

TOTAL INVESTMENTS - 89.3% (Cost - $283,402,556)			279,819,829
Other Assets in Excess of Liabilities - 10.7%			33,512,239

TOTAL NET ASSETS - 100.0%			$313,332,068

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (15.8)%
COMMON STOCKS - (11.7)%
CONSUMER DISCRETIONARY - (0.3)%
Media - (0.3)%
Discovery Communications Inc.	(14,700)	$(286,944)*
Sinclair Broadcast Group Inc., Class A Shares	(20,000)	(626,000)

TOTAL CONSUMER DISCRETIONARY		(912,944)

CONSUMER STAPLES - (7.7)%
Food & Staples Retailing - (0.7)%
CVS Health Corp.	(33,600)	(2,090,256)

Food Products - (4.6)%
Campbell Soup Co.	(38,900)	(1,684,759)
Conagra Brands Inc.	(64,500)	(2,378,760)
General Mills Inc.	(33,600)	(1,514,016)
Hershey Co.	(17,600)	(1,741,696)
J.M. Smucker Co.	(19,500)	(2,418,195)
Kellogg Co.	(35,200)	(2,288,352)
Post Holdings Inc.	(32,200)	(2,439,472)*

Total Food Products		(14,465,250)

Household Products - (2.4)%
Clorox Co.	(18,700)	(2,489,157)
Colgate-Palmolive Co.	(34,600)	(2,480,128)
Kimberly-Clark Corp.	(23,100)	(2,544,003)

Total Household Products		(7,513,288)

TOTAL CONSUMER STAPLES		(24,068,794)

INFORMATION TECHNOLOGY - (2.9)%
Semiconductors & Semiconductor Equipment - (1.9)%
Advanced Energy Industries Inc.	(24,500)	(1,565,550)*
Applied Materials Inc.	(15,900)	(884,199)
KLA-Tencor Corp.	(12,650)	(1,378,977)
Lam Research Corp.	(7,300)	(1,483,068)
MKS Instruments Inc.	(6,600)	(763,290)

Total Semiconductors & Semiconductor Equipment		(6,075,084)

Technology Hardware, Storage & Peripherals - (1.0)%
Seagate Technology PLC	(27,400)	(1,603,448)
Western Digital Corp.	(15,900)	(1,467,093)

Total Technology Hardware, Storage & Peripherals		(3,070,541)

TOTAL INFORMATION TECHNOLOGY		(9,145,625)

TELECOMMUNICATION SERVICES - (0.8)%
Diversified Telecommunication Services - (0.8)%
AT&T Inc.	(70,200)	(2,502,630)

TOTAL COMMON STOCKS (Proceeds - $(36,699,906))		(36,629,993)

INVESTMENTS IN UNDERLYING FUNDS - (4.1)%
SPDR S&P 500 ETF Trust (Proceeds - $(11,915,654))	(48,700)	(12,815,405)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(48,615,560))		$(49,445,398)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
Contracts to Buy:
Topix Index	125	6/18	$20,124,977	$20,047,225	$(77,752)

Contracts to Sell:
Euro-Bund	170	6/18	32,756,946	33,349,001	(592,055)
WTI Crude	100	4/18	6,185,900	6,494,000	(308,100)

					(900,155)

Net unrealized depreciation on open futures contracts					$(977,907)

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund may invest directly in equity securities, fixed income securities, derivatives and hedge fund strategies, or indirectly through underlying funds, which include exchange-traded funds (“ETFs”), mutual funds, closed-end funds and indexed or other performance-related instruments, including exchange-traded notes. To the extent that the Fund invests in underlying funds, it may invest in affiliated and unaffiliated ETFs and mutual funds and unaffiliated closed-end funds.

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or certain derivative instruments tied to commodities, through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a fund investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$142,681,327	—	—	$142,681,327
Investments in Underlying Funds	46,858,126	$4,516,001	—	51,374,127
Master Limited Partnerships	26,679,892	—	—	26,679,892

Total Long-Term Investments	216,219,345	4,516,001	—	220,735,346

Short-Term Investments†	59,084,483	—	—	59,084,483

Total Investments	$275,303,828	$4,516,001	—	$279,819,829

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short:
Common Stocks	$36,629,993	—	—	$36,629,993
Investments in Underlying Funds	12,815,405	—	—	12,815,405

Total securities sold short	49,445,398	—	—	49,445,398

Futures Contracts	977,907	—	—	977,907

Total	$50,423,305	—	—	$50,423,305

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2018, securities valued at $4,516,001 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018